Other Income (Details) $ in Thousands	3 Months Ended		6 Months Ended		7 Months Ended	11 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jul. 31, 2019 USD ($)	Nov. 15, 2012 USD ($)	Dec. 31, 2018 USD ($)
Other Income	$ 374	$ 146	$ 591	$ 720
Amounts due from related parties, long-term - Fair Value	$ 38,086		38,086				$ 28,880
Navios Holdings
Supplemental credit default insurance maximum cash payment						$ 20,000
Due From Related Party Write Offs			$ 3,638
Number of installments					3
Navios Holdings | Fourth quarter 2019 | Subsequent Event
Repayment amount					$ 4,362
Navios Holdings | Third quarter 2020 | Subsequent Event
Repayment amount					5,000
Navios Holdings | First quarter 2021 | Subsequent Event
Repayment amount					$ 5,000